11. SEGMENT INFORMATION (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
SEGMENT INFORMATION
Identifiable Assets	$ 67,332,879	$ 74,589,810
USAMember
SEGMENT INFORMATION
Identifiable Assets	54,987,972	52,424,129
CanadaMember
SEGMENT INFORMATION
Identifiable Assets	9,471,347	18,345,690
AustraliaMember
SEGMENT INFORMATION
Identifiable Assets	1,940,464	1,993,279
MongoliaMember
SEGMENT INFORMATION
Identifiable Assets	913,787	1,781,099
OtherCountryMember
SEGMENT INFORMATION
Identifiable Assets	$ 19,309	$ 45,613